Organization and Business Activities (Details) - segment			12 Months Ended
	Mar. 02, 2014	Mar. 01, 2014	Dec. 31, 2016	Jan. 31, 2017
Hughes Retail Preferred Tracking Stock
Number of business segments			2
HSS | Satellite and Tracking Stock Transaction | Hughes Retail Group
Hughes Retail Preferred Tracking Stock
Percentage of economic interest held	20.00%
HSS | Satellite and Tracking Stock Transaction | DISH Network | Hughes Retail Group
Hughes Retail Preferred Tracking Stock
Percentage of economic interest held	28.11%		28.11%
Hughes Retail Preferred Tracking Stock | Satellite and Tracking Stock Transaction | DISH Network | Hughes Retail Group
Hughes Retail Preferred Tracking Stock
Percentage of economic interest held	80.00%	80.00%	80.00%
EchoStar Technologies Business | Subsequent Event | Share Exchange Agreement | DISH Network
Hughes Retail Preferred Tracking Stock
Ownership interest acquired by related party (as a percent)				100.00%